Segment Information and Concentration (Details 1) - USD ($)	3 Months Ended		6 Months Ended				12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenues	$ 2,982,500	$ 2,777,000	$ 5,787,900	$ 5,237,800	$ 5,641,900	$ 5,758,600	$ 11,400,500	$ 9,775,200
Long-Lived Assets				2,595,000		5,319,300
Long-Lived Assets	4,341,600	4,402,200	4,341,600	4,341,600	4,402,200		4,402,200	4,337,300
Long-Lived Assets	$ 1,505,200	$ 2,079,800	$ 1,505,200	1,763,000	$ 2,079,800		$ 2,079,800	$ 2,557,800
United State [Member]
Revenues				3,437,000		3,206,000
Long-Lived Assets				1,710,000		5,181,300
Germany [Member]
Revenues				346,100		276,500
Long-Lived Assets				885,000		138,000
All Other Foreign Countries [Member]
Revenues				1,454,700		2,276,100
Long-Lived Assets				$ 0		$ 0